Liquidity	12 Months Ended
Dec. 31, 2012
Liquidity [Abstract]
LIQUIDITY

NOTE C – LIQUIDITY

Our consolidated financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. Although we have incurred losses from operations and have a significant accumulated deficit at December 31, 2012, we believe we have adequate resources, such as cash on-hand and availability under our revolving credit facility, to meet our operating commitments. We were able to increase our revolving credit facility by $1.0 million in January of 2013. In the event these resources and operating cash flows are not sufficient to fully fund our operating commitments or our growth, we would look to secure additional borrowing lines or expand our current revolving credit facility or raise equity capital. There can be no guarantee that we will be successful securing additional debt facilities or raising equity at favorable terms. In the event we are unable to fund our operations by existing cash on hand, the unused portion of Credit Facility, operating cash flows, additional borrowings or raising equity capital, we may be forced to reduce our expenses or slow down our growth rate. Accordingly, our consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.